Schedule of Investments
(unaudited)
December 31, 2024
iShares
®
Expanded Tech Sector ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Communications Equipment — 3.7%
ADTRAN Holdings, Inc.
(a)
.............. 31,011 $ 258,322
Applied Optoelectronics, Inc.
(a) (b)
.......... 18,555 683,937
Arista Networks, Inc.
(a)
................ 447,432 49,454,659
Aviat Networks, Inc.
(a) (b)
................ 4,754 86,095
Calix, Inc.
(a)
........................ 25,890 902,784
Ciena Corp.
(a)
...................... 62,836 5,329,121
Cisco Systems, Inc. .................. 1,726,508 102,209,274
Clearfield, Inc.
(a)
..................... 5,536 171,616
CommScope Holding Co., Inc.
(a)
.......... 91,106 474,662
Digi International, Inc.
(a)
................ 15,569 470,651
Extreme Networks, Inc.
(a)
............... 57,673 965,446
F5, Inc.
(a)
......................... 25,167 6,328,746
Harmonic, Inc.
(a)
..................... 48,628 643,348
Infinera Corp.
(a) (b)
.................... 86,863 570,690
Juniper Networks, Inc. ................ 144,267 5,402,799
Lumentum Holdings, Inc.
(a)
............. 30,035 2,521,438
Motorola Solutions, Inc. ............... 72,387 33,459,443
NETGEAR, Inc.
(a)
.................... 12,667 353,029
NetScout Systems, Inc.
(a)
.............. 32,295 699,510
Ribbon Communications, Inc.
(a) (b)
......... 42,303 175,981
Viasat, Inc.
(a) (b)
...................... 33,159 282,183
Viavi Solutions, Inc.
(a)
................. 96,504 974,690
212,418,424
Electronic Equipment, Instruments & Components — 3.3%
Advanced Energy Industries, Inc. ......... 16,150 1,867,424
Amphenol Corp. , Class A .............. 522,198 36,266,651
Arrow Electronics, Inc.
(a)
............... 22,623 2,559,114
Avnet, Inc. ........................ 37,423 1,957,971
Badger Meter, Inc.
(b)
.................. 12,807 2,716,621
Belden, Inc. ....................... 17,478 1,968,198
Benchmark Electronics, Inc. ............ 15,485 703,019
CDW Corp. ........................ 57,723 10,046,111
Celestica, Inc.
(a)
..................... 50,394 4,651,366
Cognex Corp. ...................... 74,823 2,683,153
Coherent Corp.
(a)
.................... 66,962 6,343,310
Corning, Inc. ....................... 333,776 15,861,036
Crane NXT Co. ..................... 21,547 1,254,466
CTS Corp. ........................ 12,551 661,814
ePlus, Inc.
(a)
....................... 11,793 871,267
Fabrinet
(a)
......................... 15,800 3,474,104
Flex Ltd.
(a)
......................... 167,958 6,447,908
Insight Enterprises, Inc.
(a) (b)
............. 11,838 1,800,560
IPG Photonics Corp.
(a)
................ 12,006 873,076
Itron, Inc.
(a)
........................ 19,643 2,132,837
Jabil, Inc. ......................... 48,880 7,033,832
Keysight Technologies, Inc.
(a)
............ 75,176 12,075,521
Knowles Corp.
(a)
.................... 39,702 791,261
Littelfuse, Inc. ...................... 10,820 2,549,733
Mirion Technologies, Inc. , Class A
(a)
....... 78,856 1,376,037
Napco Security Technologies, Inc. ........ 16,087 572,054
Novanta, Inc.
(a)
..................... 15,549 2,375,421
OSI Systems, Inc.
(a) (b)
................. 6,731 1,126,971
PAR Technology Corp.
(a)
............... 15,724 1,142,663
PC Connection, Inc. .................. 4,878 337,899
Plexus Corp.
(a)
...................... 11,656 1,823,931
Rogers Corp.
(a)
..................... 7,277 739,416
Sanmina Corp.
(a)
.................... 23,861 1,805,562
TD SYNNEX Corp. ................... 32,732 3,838,809
TE Connectivity plc .................. 129,573 18,525,052
Teledyne Technologies, Inc.
(a)
............ 20,183 9,367,536
Trimble, Inc.
(a)
...................... 105,770 7,473,708
TTM Technologies, Inc.
(a)
............... 44,474 1,100,731
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Vishay Intertechnology, Inc. ............. 49,619 $ 840,546
Vontier Corp.
(b)
..................... 65,051 2,372,410
Zebra Technologies Corp. , Class A
(a)
....... 22,338 8,627,382
191,036,481
Entertainment — 3.6%
Electronic Arts, Inc. .................. 103,384 15,125,079
Netflix, Inc.
(a)
....................... 185,146 165,024,333
Playtika Holding Corp. ................ 22,793 158,183
ROBLOX Corp. , Class A
(a)
.............. 231,572 13,398,756
Take-Two Interactive Software, Inc.
(a)
....... 70,740 13,021,819
206,728,170
Interactive Media & Services — 17.3%
Alphabet, Inc. , Class A ................ 1,440,549 272,695,926
Alphabet, Inc. , Class C, NVS ............ 1,173,366 223,455,821
Bumble, Inc. , Class A
(a)
................ 35,145 286,080
Cargurus, Inc. , Class A
(a)
............... 38,178 1,395,024
IAC, Inc.
(a)
......................... 30,978 1,336,391
Match Group, Inc.
(a)
.................. 108,761 3,557,572
Meta Platforms, Inc. , Class A ............ 798,565 467,567,793
Pinterest, Inc. , Class A
(a)
............... 256,962 7,451,898
Reddit, Inc. , Class A
(a)
................. 44,083 7,204,926
Shutterstock, Inc. .................... 10,478 318,007
Snap, Inc. , Class A, NVS
(a) (b)
............ 462,286 4,978,820
TripAdvisor, Inc.
(a)
................... 48,659 718,694
Trump Media & Technology Group Corp.
(a) (b)
.. 39,461 1,345,620
Yelp, Inc.
(a)
........................ 28,512 1,103,414
Ziff Davis, Inc.
(a)
..................... 18,444 1,002,247
ZoomInfo Technologies, Inc.
(a)
........... 117,493 1,234,852
995,653,085
IT Services — 6.6%
Accenture plc , Class A ................ 270,656 95,214,074
Akamai Technologies, Inc.
(a)
............. 65,063 6,223,276
Applied Digital Corp.
(a)
................ 74,630 570,173
ASGN, Inc.
(a)
....................... 19,575 1,631,381
CGI, Inc. ......................... 88,300 9,652,956
Cloudflare, Inc. , Class A
(a)
.............. 132,189 14,234,112
Cognizant Technology Solutions Corp. , Class A 214,761 16,515,121
Core Scientific, Inc.
(a)
................. 120,955 1,699,418
DigitalOcean Holdings, Inc.
(a)
............ 27,623 941,116
DXC Technology Co.
(a)
................ 77,392 1,546,292
EPAM Systems, Inc.
(a)
................. 24,564 5,743,554
Fastly, Inc. , Class A
(a)
................. 52,887 499,253
Gartner, Inc.
(a)
...................... 33,403 16,182,751
GoDaddy, Inc. , Class A
(a)
............... 60,806 12,001,280
Grid Dynamics Holdings, Inc. , Class A
(a)
..... 26,736 594,609
International Business Machines Corp. ..... 400,505 88,043,014
Kyndryl Holdings, Inc.
(a)
................ 100,401 3,473,875
MongoDB, Inc. , Class A
(a)
.............. 32,053 7,462,259
Okta, Inc. , Class A
(a)
.................. 70,348 5,543,422
Shopify, Inc. , Class A
(a)
................ 525,336 55,858,977
Snowflake, Inc. , Class A
(a)
.............. 145,195 22,419,560
Twilio, Inc. , Class A
(a)
................. 66,433 7,180,079
VeriSign, Inc.
(a)
..................... 35,792 7,407,512
380,638,064
Semiconductors & Semiconductor Equipment — 26.2%
Advanced Micro Devices, Inc.
(a)
.......... 702,915 84,905,103
Allegro MicroSystems, Inc.
(a)
............ 56,581 1,236,861
Ambarella, Inc.
(a)
.................... 16,495 1,199,846
Amkor Technology, Inc. ................ 49,533 1,272,503
Analog Devices, Inc. .................. 215,055 45,690,585
Applied Materials, Inc. ................ 357,081 58,072,083
Axcelis Technologies, Inc.
(a)
............. 14,455 1,009,971

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Expanded Tech Sector ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc. ..................... 1,476,138 $ 342,227,834
Cirrus Logic, Inc.
(a)
................... 22,793 2,269,727
Cohu, Inc.
(a)
....................... 20,571 549,246
Credo Technology Group Holding Ltd.
(a)
..... 62,072 4,171,859
Diodes, Inc.
(a)
...................... 20,463 1,261,953
Enphase Energy, Inc.
(a) (b)
............... 58,333 4,006,310
Entegris, Inc. ....................... 65,401 6,478,623
First Solar, Inc.
(a)
.................... 46,371 8,172,425
FormFactor, Inc.
(a)
................... 34,229 1,506,076
Ichor Holdings Ltd.
(a)
.................. 14,847 478,370
Impinj, Inc.
(a) (b)
...................... 9,962 1,447,080
Intel Corp. ........................ 1,865,179 37,396,839
KLA Corp. ......................... 57,941 36,509,783
Kulicke & Soffa Industries, Inc. ........... 23,687 1,105,235
Lam Research Corp. ................. 557,315 40,254,863
Lattice Semiconductor Corp.
(a)
........... 60,049 3,401,776
MACOM Technology Solutions Holdings, Inc.
(a)
25,231 3,277,759
Marvell Technology, Inc. ............... 375,184 41,439,073
MaxLinear, Inc.
(a)
.................... 32,160 636,125
Microchip Technology, Inc. .............. 232,597 13,339,438
Micron Technology, Inc. ................ 480,238 40,416,830
MKS Instruments, Inc. ................ 29,406 3,069,692
Monolithic Power Systems, Inc. .......... 21,124 12,499,071
NVIDIA Corp. ...................... 3,667,731 492,539,596
NXP Semiconductors NV .............. 110,091 22,882,414
ON Semiconductor Corp.
(a)
............. 184,432 11,628,438
Onto Innovation, Inc.
(a)
................ 21,234 3,539,071
PDF Solutions, Inc.
(a)
................. 12,952 350,740
Photronics, Inc.
(a)
.................... 28,127 662,672
Power Integrations, Inc. ............... 24,250 1,496,225
Qorvo, Inc.
(a)
....................... 40,642 2,842,095
QUALCOMM, Inc. ................... 481,229 73,926,399
Rambus, Inc.
(a)
..................... 46,159 2,439,965
Semtech Corp.
(a)
.................... 36,777 2,274,658
Silicon Laboratories, Inc.
(a)
.............. 14,202 1,764,172
SiTime Corp.
(a) (b)
.................... 8,200 1,759,146
Skyworks Solutions, Inc. ............... 69,182 6,135,060
SolarEdge Technologies, Inc.
(a) (b)
......... 25,490 346,664
Synaptics, Inc.
(a)
.................... 17,567 1,340,713
Teradyne, Inc. ...................... 70,548 8,883,404
Texas Instruments, Inc. ................ 395,126 74,090,076
Ultra Clean Holdings, Inc.
(a)
............. 18,851 677,694
Universal Display Corp. ............... 18,968 2,773,122
Veeco Instruments, Inc.
(a)
.............. 25,121 673,243
Wolfspeed, Inc.
(a) (b)
................... 55,829 371,821
1,512,700,327
Software — 28.9%
A10 Networks, Inc. ................... 31,650 582,360
ACI Worldwide, Inc.
(a)
................. 45,738 2,374,260
Adeia, Inc. ........................ 46,279 646,980
Adobe, Inc.
(a)
....................... 190,663 84,784,023
Agilysys, Inc.
(a)
..................... 9,752 1,284,436
Alarm.com Holdings, Inc.
(a)
............. 21,404 1,301,363
Alkami Technology, Inc.
(a)
.............. 28,555 1,047,397
Altair Engineering, Inc. , Class A
(a) (b)
........ 25,972 2,833,805
ANSYS, Inc.
(a)
...................... 37,886 12,780,084
Appfolio, Inc. , Class A
(a)
............... 10,056 2,481,016
Appian Corp. , Class A
(a) (b)
.............. 18,058 595,553
AppLovin Corp. , Class A
(a)
.............. 93,149 30,164,441
Asana, Inc. , Class A
(a) (b)
................ 36,956 749,098
Aspen Technology, Inc.
(a)
............... 11,607 2,897,455
Atlassian Corp. , Class A
(a)
.............. 69,931 17,019,807
Aurora Innovation, Inc. , Class A
(a) (b)
........ 432,147 2,722,526
Autodesk, Inc.
(a)
..................... 93,131 27,526,730
Security
Shares
Shares Value
Software (continued)
AvePoint, Inc. , Class A
(a) (b)
.............. 41,542 $ 685,858
Bentley Systems, Inc. , Class B ........... 67,504 3,152,437
BILL Holdings, Inc.
(a)
.................. 41,250 3,494,287
Blackbaud, Inc.
(a)
.................... 16,978 1,255,014
BlackBerry Ltd.
(a) (b)
................... 257,924 974,953
BlackLine, Inc.
(a)
.................... 22,762 1,383,019
Box, Inc. , Class A
(a)
.................. 62,036 1,960,338
Braze, Inc. , Class A
(a)
................. 27,844 1,166,107
C3.ai, Inc. , Class A
(a) (b)
................ 48,243 1,661,006
Cadence Design Systems, Inc.
(a)
......... 118,796 35,693,446
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
... 182,394 2,139,482
Cipher Mining, Inc.
(a)
.................. 96,420 447,389
Cleanspark, Inc.
(a) (b)
.................. 108,421 998,557
Clear Secure, Inc. , Class A ............. 38,785 1,033,232
Clearwater Analytics Holdings, Inc. , Class A
(a)
. 85,358 2,349,052
Commvault Systems, Inc.
(a)
............. 18,891 2,850,841
Confluent, Inc. , Class A
(a)
.............. 111,786 3,125,537
Crowdstrike Holdings, Inc. , Class A
(a)
....... 100,914 34,528,734
Datadog, Inc. , Class A
(a)
............... 135,981 19,430,325
Descartes Systems Group, Inc. (The)
(a)
..... 37,011 4,204,450
DocuSign, Inc.
(a)
.................... 87,912 7,906,805
Dolby Laboratories, Inc. , Class A ......... 25,727 2,009,279
DoubleVerify Holdings, Inc.
(a) (b)
........... 62,501 1,200,644
Dropbox, Inc. , Class A
(a)
............... 96,417 2,896,367
Dynatrace, Inc.
(a)
.................... 129,025 7,012,509
E2open Parent Holdings, Inc. , Class A
(a) (b)
... 91,464 243,294
Elastic NV
(a)
....................... 37,384 3,704,007
Fair Isaac Corp.
(a)
.................... 10,551 21,006,302
Five9, Inc.
(a) (b)
...................... 32,784 1,332,342
Fortinet, Inc.
(a)
...................... 275,541 26,033,114
Freshworks, Inc. , Class A
(a)
............. 80,948 1,308,929
Gen Digital, Inc. ..................... 234,684 6,425,648
Gitlab, Inc. , Class A
(a)
................. 50,467 2,843,815
Guidewire Software, Inc.
(a)
.............. 36,139 6,092,313
HashiCorp, Inc. , Class A
(a)
.............. 66,627 2,279,310
HubSpot, Inc.
(a)
..................... 22,357 15,577,687
Hut 8 Corp.
(a)
....................... 35,663 730,735
Informatica, Inc. , Class A
(a)
............. 36,221 939,211
Intapp, Inc.
(a)
....................... 22,456 1,439,205
InterDigital, Inc.
(b)
.................... 11,155 2,160,947
Intuit, Inc. ......................... 121,412 76,307,442
Jamf Holding Corp.
(a)
................. 28,099 394,791
Klaviyo, Inc. , Class A
(a)
................ 34,136 1,407,769
Lightspeed Commerce, Inc.
(a) (b)
........... 61,853 942,021
LiveRamp Holdings, Inc.
(a)
.............. 27,839 845,470
Manhattan Associates, Inc.
(a)
............ 26,460 7,150,550
MARA Holdings, Inc.
(a) (b)
............... 139,403 2,337,788
Matterport, Inc. , Class A
(a)
.............. 123,962 587,580
Meridianlink, Inc.
(a)
................... 11,575 239,024
Microsoft Corp. ..................... 1,120,483 472,283,584
MicroStrategy, Inc. , Class A
(a) (b)
........... 82,800 23,980,536
N-able, Inc.
(a)
....................... 29,375 274,363
nCino, Inc.
(a) (b)
...................... 40,203 1,350,017
NCR Voyix Corp.
(a)
................... 62,843 869,747
NextNav, Inc.
(a)
..................... 28,469 442,978
Nutanix, Inc. , Class A
(a)
................ 107,127 6,554,030
Open Text Corp. .................... 115,145 3,260,906
Oracle Corp. ....................... 696,147 116,005,936
PagerDuty, Inc.
(a) (b)
................... 39,426 719,919
Palantir Technologies, Inc. , Class A
(a)
...... 887,863 67,149,079
Palo Alto Networks, Inc.
(a)
.............. 283,488 51,583,476
Pegasystems, Inc. ................... 19,245 1,793,634
Procore Technologies, Inc.
(a) (b)
........... 46,449 3,480,424
Progress Software Corp. ............... 18,590 1,211,139
PROS Holdings, Inc.
(a)
................ 19,681 432,195

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Expanded Tech Sector ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
PTC, Inc.
(a)
........................ 52,033 $ 9,567,308
Q2 Holdings, Inc.
(a) (b)
.................. 26,146 2,631,595
Qualys, Inc.
(a)
...................... 15,849 2,222,347
QXO, Inc.
(b)
........................ 106,406 1,691,855
Rapid7, Inc.
(a)
...................... 27,628 1,111,474
RingCentral, Inc. , Class A
(a) (b)
............ 34,868 1,220,729
Riot Platforms, Inc.
(a) (b)
................ 124,821 1,274,422
Roper Technologies, Inc. ............... 46,446 24,144,953
Rubrik, Inc. , Class A
(a)
................. 29,945 1,957,205
Salesforce, Inc. ..................... 414,086 138,441,372
Samsara, Inc. , Class A
(a)
............... 91,218 3,985,314
SEMrush Holdings, Inc. , Class A
(a)
........ 13,515 160,558
SentinelOne, Inc. , Class A
(a)
............. 126,657 2,811,785
ServiceNow, Inc.
(a)
................... 89,226 94,590,267
Smartsheet, Inc. , Class A
(a)
............. 60,064 3,365,386
SolarWinds Corp. ................... 21,206 302,186
SoundHound AI, Inc. , Class A
(a) (b)
......... 145,977 2,896,184
Sprinklr, Inc. , Class A
(a) (b)
............... 50,184 424,055
Sprout Social, Inc. , Class A
(a)
............ 22,217 682,284
SPS Commerce, Inc.
(a)
................ 16,468 3,029,947
Synopsys, Inc.
(a)
.................... 66,534 32,292,942
Tenable Holdings, Inc.
(a)
............... 52,780 2,078,476
Teradata Corp.
(a)
.................... 41,100 1,280,265
Terawulf, Inc.
(a)
..................... 133,726 756,889
Tyler Technologies, Inc.
(a)
.............. 18,539 10,690,329
UiPath, Inc. , Class A
(a)
................ 184,271 2,342,084
Unity Software, Inc.
(a)
................. 126,556 2,843,713
Varonis Systems, Inc.
(a)
................ 49,504 2,199,463
Verint Systems, Inc.
(a)
................. 27,817 763,577
Vertex, Inc. , Class A
(a) (b)
................ 21,612 1,153,000
Workday, Inc. , Class A
(a) (b)
.............. 92,253 23,804,042
Workiva, Inc. , Class A
(a) (b)
.............. 22,464 2,459,808
Zeta Global Holdings Corp. , Class A
(a)
...... 92,074 1,656,411
Zoom Communications, Inc. , Class A
(a)
..... 113,545 9,266,407
Zscaler, Inc.
(a)
...................... 40,948 7,387,429
Zuora, Inc. , Class A
(a)
................. 59,761 592,829
1,667,151,149
Technology Hardware, Storage & Peripherals — 10.3%
Apple, Inc. ........................ 2,031,485 508,724,474
Corsair Gaming, Inc.
(a)
................ 17,770 117,460
Dell Technologies, Inc. , Class C .......... 133,040 15,331,530
Diebold Nixdorf, Inc.
(a)
................. 16,691 718,381
Hewlett Packard Enterprise Co. .......... 562,515 12,009,695
HP, Inc. .......................... 417,429 13,620,708
IonQ, Inc.
(a) (b)
....................... 85,299 3,562,939
NetApp, Inc. ....................... 88,707 10,297,109
Pure Storage, Inc. , Class A
(a)
............ 134,710 8,275,235
Seagate Technology Holdings plc ......... 91,759 7,919,719
Super Micro Computer, Inc.
(a) (b)
........... 218,123 6,648,389
Western Digital Corp.
(a)
................ 149,747 8,929,414
Xerox Holdings Corp. ................. 49,052 413,508
596,568,561
Total Long-Term Investments — 99 .9%
(Cost: $ 3,966,093,351 ) ............................ 5,762,894,261
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.7%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.63%
(e)
.................. 93,005,069 $ 93,051,571
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.44% ................... 7,170,807 7,170,807
Total Short-Term Securities — 1 .7%
(Cost: $ 100,201,761 ) .............................. 100,222,378
Total Investments — 101 .6%
(Cost: $ 4,066,295,112 ) ............................ 5,863,116,639
Liabilities in Excess of Other Assets — (1.6) % ............. (93,734,597)
Net Assets — 100.0% ...............................
$ 5,769,382,042
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Expanded Tech Sector ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 46,764,146 $ 46,323,808
(a)
$ — $ (39,348) $ 2,965 $ 93,051,571 93,005,069 $ 176,151
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 4,622,477 2,548,330
(a)
— — — 7,170,807 7,170,807 213,784 —
$ (39,348) $ 2,965 $ 100,222,378 $ 389,935 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 19 03/21/25 $ 4,495 $ (145,415)
S&P E-Mini Communication Services Select Sector Index ............................... 14 03/21/25 1,788 (102,587)
$ (248,002)

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Expanded Tech Sector ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,762,894,261 $ — $ — $ 5,762,894,261
Short-Term Securities
Money Market Funds ...................................... 100,222,378 — — 100,222,378
$ 5,863,116,639 $ — $ — $ 5,863,116,639
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (248,002) $ — $ — $ (248,002)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares